Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000063038 | Kering S.A.8623266
Holdings [Line Items]
Percent of Total Investments	3.80%
C000063038 | Alstom S.A.8623262
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063038 | Samsung Electronics Co. Ltd.8623300
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063038 | Rolls-Royce Holdings PLC8623280
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063038 | Alphabet Inc.8623312
Holdings [Line Items]
Percent of Total Investments	3.30%
C000063038 | Reckitt Benckiser Group PLC8623278
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063038 | Barclays PLC8623270
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063038 | Canadian Pacific Kansas City Ltd.8623323
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063038 | Renesas Electronics Corp.8623296
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063038 | BP PLC8623272
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063038 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063038 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063038 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063038 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063038 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063038 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063038 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063038 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000063038 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063038 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000063038 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000096979 | Kering S.A.8623266
Holdings [Line Items]
Percent of Total Investments	3.80%
C000096979 | Alstom S.A.8623262
Holdings [Line Items]
Percent of Total Investments	3.70%
C000096979 | Samsung Electronics Co. Ltd.8623300
Holdings [Line Items]
Percent of Total Investments	3.70%
C000096979 | Rolls-Royce Holdings PLC8623280
Holdings [Line Items]
Percent of Total Investments	3.50%
C000096979 | Alphabet Inc.8623312
Holdings [Line Items]
Percent of Total Investments	3.30%
C000096979 | Reckitt Benckiser Group PLC8623278
Holdings [Line Items]
Percent of Total Investments	3.20%
C000096979 | Barclays PLC8623270
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096979 | Canadian Pacific Kansas City Ltd.8623323
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096979 | Renesas Electronics Corp.8623296
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096979 | BP PLC8623272
Holdings [Line Items]
Percent of Total Investments	2.80%
C000096979 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096979 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096979 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096979 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096979 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096979 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000096979 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000096979 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000096979 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096979 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000096979 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.80%